Related Parties Balances and Transactions (Schedule of Transaction With Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Salaries and related expenses	$ 1,718	$ 2,795	$ 2,409
Share-based payments	427	1,304	2,466
Professional services	284	258	231
Research and development	36	36	36
Total related party expenses	$ 2,465	$ 4,393	$ 5,142